SECTION 16(A) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE	12 Months Ended
Dec. 31, 2020
SECTION 16(A) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE
NOTE 14 - SECTION 16(A) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE

Under Section 16(a) of the Securities Exchange Act of 1934, as amended, an officer, director, or greater-than-10% shareholder of the Company must file a Form 4 reporting the acquisition or disposition of Company’s equity securities with the Securities and Exchange Commission no later than the end of the second business day after the day the transaction occurred unless certain exceptions apply. Transactions not reported on Form 4 must be reported on Form 5 within 45 days after the end of the Company’s fiscal year. Such persons must also file initial reports of ownership on Form 3 upon becoming an officer, director, or greater-than-10% shareholder. Mr. Bruce Bent, the Company’s

Chief Executive Officer, is currently up to date in meeting these requirements and has notified the Company that he is now compliant. On August 30, 2019, pursuant to Section 16(a), Mr. Bent disgorged short swing profits of $178,394 to the Company, which was recorded as miscellaneous income and a reduction of the debt owed to MAAB, the parent of the Company.